Organization and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Schedule Of Estimated Useful Lives Of Property Plant And Equipment

Computer and other equipment	3-5 years
Leasehold improvements	Shorter of life of lease or life of asset
Furniture and fixtures	7 years
Software	3 years

Summary of revenue by geographical location
The following table presents revenue by geographic location:

	Three months ended July 31,		Six months ended July 31,
	2021	2020	2021	2020
United States	$5,523	$7,339	$10,985	$13,950
International	553	605	1,468	863

Total	6,076	7,944	12,453	14,813

The following table presents revenue by geographic location:

	2021	2020
	(in thousands)
United States	$27,147	$23,123
International	2,080	39

Total	$29,227	$23,162